10. SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
Note 10. SEGMENT INFORMATION

The Company operates in one business segment being the exploration of mineral property interests.

Geographic information is as follows:

	December 31, 2014	December 31, 2013

Identifiable assets
USA	$46,949,474	$49,405,542
Canada	31,274,058	45,822,245
Australia	897,181	1,642,736
Mongolia	533,386	504,408
Other	36,399	20,174
	$79,690,498	$97,395,105